GENERAL (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Mar. 11, 2021	Mar. 08, 2021	Oct. 05, 2020	Sep. 03, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Nature Of Operations [Line Items]
Net loss					$ (3,742)	$ (1,963)
Accumulated deficit					$ (20,223)		$ (16,481)
Stockholders' Equity, Reverse Stock Split					1-for-3 reverse split
Gross proceeds from issue					$ 5,554	$ 0
IPO [Member]
Nature Of Operations [Line Items]
Shares, issued				2,500,000
Shares issued, price per share (in Dollars per share)	$ 4.60			$ 8.00
Gross proceeds (in Dollars)	$ 6,000			$ 20,000
Net proceeds (in Dollars)				$ 17,300
Exercise price (in Dollars per share)	$ 4.60			$ 8.80
Private Placement [Member]
Nature Of Operations [Line Items]
Shares, issued	1,304,346
Warrants issue to purchase ordinary shares	652,173
Expiration period of warrants from issuance date	five years
Combined purchase price	$ 4.60
Gross proceeds from issue	$ 6,000		$ 3
Private Placement [Member] | Placement Agents [Member]
Nature Of Operations [Line Items]
Warrants issue to purchase ordinary shares		52,173
Exercise price (in Dollars per share)		$ 5.06
Cash Placement Fee		$ 390
Expenses Reimbursement		$ 40
Over-Allotment Option [Member]
Nature Of Operations [Line Items]
Warrants issue to purchase ordinary shares	652,173		375,000